Leases - Lease Expense and Cash Outflows from Operating and Finance Leases (Details) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Finance lease cost
Depreciation and amortization	$ 58	$ 126
Interest expense	8	15
Total lease expense	848	1,750
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases		1,609
Financing cash outflows from finance leases		323
General and administrative
Lessee, Lease, Description [Line Items]
Operating lease expense	747	1,536
Cost of revenues for project management
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 35	$ 73